Deferred Policy Acquisition Costs and Value of Business Acquired - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs Disclosures [Abstract]
Amortization of DAC related to unlocks	$ (190)	$ 1	$ 50